Document and Entity Information	9 Months Ended
Sep. 29, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-28
Amendment Flag	false
Entity Central Index Key	0000105319
Document Type	8-K
Document Period End Date	Sep. 29, 2019
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	589-2700
Entity Information, Former Legal or Registered Name	Weight Watchers International, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false